Share-based payments - Details grants Rapidfit cash settled (Details) - € / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2014
Share-based payment plans
Return dividend	0.00%
Rapidfit+ plan
Share-based payment plans
Exercise price (in EUR)		€ 553.9